Business Combination, Significant Transaction and Sale of Business (Details 4) - Stoneriver, Inc [Member] $ in Thousands	Feb. 28, 2017 USD ($)
Disclosure of detailed information about business combination [line items]
Current assets	$ 16,785
Property and equipment	1,088
Intangible assets	38,145
Goodwill	77,014
Other long-term assets	78
Total assets acquired	133,110
Current liabilities	10,595
Deferred revenues	5,742
Deferred tax liabilities	15,071
Other long-term liabilities	351
Total liabilities acquired	31,759
Total purchase price	$ 101,351